Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accounts Receivable, Net, Current
Accounts receivable, net of allowance for doubtful accounts of $53.9 in 2016; $39.3 in 2015	$ 432.0	$ 403.3
Other accounts receivable	11.8	7.2
Accounts receivable, current	443.8	410.5
Noncurrent patient accounts receivable, net of allowance for doubtful accounts of $49.5 million in 2016; $32.3 million in 2015	125.9	96.6
Accounts receivable, net	569.7	507.1
Allowance for doubtful accounts receivable, current	53.9	39.3
Allowance for doubtful accounts receivable, noncurrent	$ 49.5	$ 32.3